UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if amendment [ ]; Amendment Number:
This Amendment (check only one):              [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       NS Advisors, LLC
Address    274 Riverside Avenue, Westport, CT 06880



Form 13F File Number:    028-13819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    Andrew R. Jones
Title   Managing Member
Phone   203-227-9898

Signature, Place, and Date of Signing:

/s/ Andrew R. Jones       Westport, CT       August 14, 2012
-------------------       -------------       ---------------
[Signature]               [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      22
Form 13F Information Table Value Total:      126,020   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                              FORM 13F INFORMATION TABLE

             COL 1                 COL 2          COL 3     COL 4          COL 5       COL 6    COL 7                COL 8
                                                              US $    SHARES
                                                             VALUE        OR SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT PRN CALL DSCRETN  MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ------- ---------- --------- -------- --------
Aaron's Inc                    COM              2535300       9821    346921 SH       SOLE                  346921 0        0
ACI Worldwide                  COM              4498101       8291    187527 SH       SOLE                  187527 0        0
AFC Enterprises                COM              00104Q107    11645    503246 SH       SOLE                  503246 0        0
Blucora, Inc.                  COM              95229100      6931    562612 SH       SOLE                  562612 0        0
Bridgepoint Education          COM              10807M105     8296    380539 SH       SOLE                  380539 0        0
Consolidated Water             COM              G23773107      291     35058 SH       SOLE                   35058 0        0
Corinthian Colleges            COM              218868107     1165    402994 SH       SOLE                  402994 0        0
First Cash Fin Services        COM              31942D107     1801     44844 SH       SOLE                   44844 0        0
FNB United Corp.               COM              302519202     8111    624372 SH       SOLE                  624372 0        0
Frisch's Restaurants           COM              358748101     4915    173440 SH       SOLE                  173440 0        0
Geo Group Inc                  COM              36159R103     6036    265650 SH       SOLE                  265650 0        0
Getty Realty                   COM              374297109     5331    278396 SH       SOLE                  278396 0        0
H&R Block Inc.                 COM              93671105     10695    669248 SH       SOLE                  669248 0        0
Holloway Lodging               COM              435702105      203     55100 SH       SOLE                   55100 0        0
Imperial Holdings              COM              452834104     3295    860211 SH       SOLE                  860211 0        0
Journal Communications         COM              481130102      278     53875 SH       SOLE                   53875 0        0
NBH Holdings                   COM              62875T108     6479    365000 SH       SOLE                  365000 0        0
Rent-A-Center Inc.             COM              76009N100     6901    204733 SH       SOLE                  204733 0        0
Sabra Health Care              COM              78573L106    11188    653906 SH       SOLE                  653906 0        0
State Bank Fin Corp            COM              856190103     3866    255020 SH       SOLE                  255020 0        0
Unitek Global Services         COM              91324T302     2860   1139588 SH       SOLE                 1139588 0        0
Valassis Communications        COM              918866104     7621    350400 SH       SOLE                  350400 0        0